Share Capital (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Detailed Information About Share Capital [Abstract]
Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	2022	2021	2020
Risk-fee rate	N/A	2.54%	N/A
Expected life (years)	N/A	5	N/A
Volatility	N/A	113%	N/A
Expected Dividend	N/A	$-	N/A
Expected forfeiture rate	N/A	0%	N/A
Exercise price	N/A	$0.40	N/A
Grant date fair value	N/A	$0.32	N/A

Disclosure of number and weighted average exercise prices of share options [Table Text Block]

	Number of Options	Weighted Average Exercise Price
Outstanding, January 1, 2022	2,825,000	$0.41
Cancelled	(150,000)	-
Outstanding, December 31, 2022	2,675,000	0.41
Exercisable, December 31, 2022	2,402,500	$0.41

	Number of Options	Weighted Average Exercise Price
Outstanding, January 1, 2021	1,730,000	$0.51
Granted	1,715,000	$0.40
Expired	(620,000)	$0.66
Outstanding, December 31, 2021	2,825,000	$0.41
Exercisable, December 31, 2021	2,007,500	$0.42

	Number of Options	Weighted Average Exercise Price
Outstanding, January 1, 2020	1,830,000	$0.51
Cancelled	(100,000)	0.52
Outstanding, December 31, 2020	1,730,000	0.51
Exercisable, December 31, 2020	1,730,000	$0.51

Disclosure of detailed information about warrants outstanding [Table Text Block]
Issue Date	Warrants Outstanding	Weighted Average Exercise Price	Expiry Date
July 15, 2020	1,819,555	$0.36	July 15, 2023
May 4, 2022	2,109,234	$0.40	May 4, 2025
December 30, 2022	4,209,825	$0.20	December 30, 2025
Outstanding, December 31, 2022	8,138,614	$0.29

	Warrants Outstanding	Weighted Average Exercise Price
Outstanding, December 31, 2020	1,824,555	$0.36
Exercised	(5,000)	0.36
Outstanding, December 31, 2021	1,819,555	$0.36
Issued - May 4, 2022	2,109,234	0.40
Issued - December 30, 2022	4,209,825	0.20
Outstanding, December 31, 2022	8,138,614	$0.29